Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 106	$ 112	$ 116
Future amortization expense next twelve months	963
Future amortization expense year two	400
Future amortization expense year three	380
Future amortization expense year four	368
Future amortization expense year five	368
Future amortization expense thereafter	1,526
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	106
Future amortization expense year two	106
Future amortization expense year three	106
Future amortization expense year four	106
Future amortization expense year five	106
Future amortization expense thereafter	$ 3,138